UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2013

Date of reporting period:	January 31, 2013

Item 1. Schedule of Investments:

Putnam Absolute Return 500 Fund

The fund's portfolio
1/31/13 (Unaudited)

COMMON STOCKS (29.6%)(a)
			Shares	Value

Basic materials (0.5%)

Bemis Co., Inc.			14,000	$499,520

International Flavors & Fragrances, Inc.			10,081	710,005

PPG Industries, Inc.			14,232	1,962,166

Sherwin-Williams Co. (The)			8,780	1,423,589

				4,595,280
Capital goods (0.8%)

Ball Corp.			18,442	821,038

General Dynamics Corp.			17,600	1,166,880

Lockheed Martin Corp.			14,180	1,231,817

Northrop Grumman Corp.			14,394	936,186

Raytheon Co.			18,834	992,175

Republic Services, Inc.			19,500	621,855

Roper Industries, Inc.			6,164	723,962

				6,493,913
Communication services (0.8%)

AT&T, Inc.			97,200	3,381,588

CenturyLink, Inc.			11,200	453,040

IAC/InterActiveCorp.			20,797	857,876

Verizon Communications, Inc.			48,096	2,097,467

				6,789,971
Conglomerates (2.1%)

3M Co.			31,600	3,177,380

Danaher Corp.			30,100	1,803,893

General Electric Co.			77,800	1,733,384

Marubeni Corp. (Japan)			474,000	3,478,091

Mitsubishi Corp. (Japan)			176,700	3,725,492

Mitsui & Co., Ltd. (Japan)			226,900	3,426,638

				17,344,878
Consumer cyclicals (4.1%)

Advance Auto Parts, Inc.			5,999	441,046

Amazon.com, Inc.(NON)			13,417	3,562,214

AutoZone, Inc.(NON)			2,510	927,947

Copart, Inc.(NON)			8,200	294,462

Dollar General Corp.(NON)			13,100	605,482

Dollar Tree, Inc.(NON)			16,384	655,196

Ecolab, Inc.			24,472	1,771,773

Equifax, Inc.			8,264	485,097

Home Depot, Inc. (The)			53,700	3,593,604

Kimberly-Clark Corp.			25,719	2,302,108

Kohl's Corp.			16,700	773,043

MasterCard, Inc. Class A			6,800	3,525,120

McGraw-Hill Cos., Inc. (The)			17,313	995,844

MSC Industrial Direct Co., Inc. Class A			3,699	292,665

O'Reilly Automotive, Inc.(NON)			8,100	750,465

Omnicom Group, Inc.			17,652	958,151

Paychex, Inc.			41,000	1,337,830

PetSmart, Inc.			8,135	532,110

Priceline.com, Inc.(NON)			2,717	1,862,422

Ross Stores, Inc.			14,700	877,590

Scripps Networks Interactive Class A			7,200	444,744

Target Corp.			32,938	1,989,785

Time Warner, Inc.			46,900	2,369,388

Towers Watson & Co. Class A			4,900	299,292

Tractor Supply Co.			5,700	590,919

Verisk Analytics, Inc. Class A(NON)			9,909	546,580

Viacom, Inc. Class B			28,549	1,722,932

Wal-Mart Stores, Inc.			2,600	181,870

				34,689,679
Consumer staples (3.5%)

Altria Group, Inc.			66,400	2,236,352

Coca-Cola Co. (The)			14,000	521,360

Colgate-Palmolive Co.			27,600	2,963,412

Dunkin' Brands Group, Inc.			7,800	284,778

General Mills, Inc.			45,800	1,920,852

H.J. Heinz Co.			25,200	1,527,876

Hershey Co. (The)			14,300	1,136,135

ITOCHU Corp. (Japan)			321,000	3,629,657

Kellogg Co.			21,100	1,234,350

Panera Bread Co. Class A(NON)			2,544	406,557

PepsiCo, Inc.			54,200	3,948,470

Philip Morris International, Inc.			18,194	1,603,983

Procter & Gamble Co. (The)			16,800	1,262,688

Reynolds American, Inc.			28,400	1,249,032

Starbucks Corp.			38,008	2,133,009

Sumitomo Corp. (Japan)			264,600	3,420,167

				29,478,678
Energy (2.4%)

Chevron Corp.			49,245	5,670,562

ConocoPhillips			40,800	2,366,400

Deepocean Group (Shell) (acquired 6/9/11, cost $357,150) (Norway)(RES)			24,587	368,805

EQT Corp.			10,100	600,041

Exxon Mobil Corp.			91,702	8,250,429

Oceaneering International, Inc.			9,400	594,174

Phillips 66			25,300	1,532,421

Spectra Energy Corp.			32,706	908,573

				20,291,405
Financials (4.3%)

Alleghany Corp.(NON)			3,000	1,081,770

Allied World Assurance Co. Holdings AG			7,782	660,147

Arthur J Gallagher & Co.			22,900	846,155

Bank of Hawaii Corp.			29,119	1,400,333

Berkshire Hathaway, Inc. Class B(NON)			7,538	730,658

BlackRock, Inc.			12,400	2,929,872

Chubb Corp. (The)			30,399	2,441,344

Cullen/Frost Bankers, Inc.			30,900	1,819,701

Discover Financial Services			57,900	2,222,781

Essex Property Trust, Inc.(R)			2,700	415,206

Everest Re Group, Ltd.			9,336	1,081,202

Federal Realty Investment Trust(R)			4,197	444,252

Health Care REIT, Inc.(R)			14,600	917,464

IntercontinentalExchange, Inc.(NON)			9,800	1,359,750

JPMorgan Chase & Co.			17,800	837,490

Northern Trust Corp.			28,500	1,466,895

PartnerRe, Ltd.			11,600	1,017,204

People's United Financial, Inc.			173,897	2,140,672

Public Storage(R)			7,800	1,200,654

Rayonier, Inc.(R)			8,411	452,848

RenaissanceRe Holdings, Ltd.			10,162	870,274

Simon Property Group, Inc.(R)			14,100	2,258,538

T. Rowe Price Group, Inc.			30,100	2,150,645

Tanger Factory Outlet Centers(R)			7,400	262,108

Validus Holdings, Ltd.			20,748	755,435

Visa, Inc. Class A			25,300	3,995,123

Wells Fargo & Co.			22,700	790,641

				36,549,162
Health care (3.5%)

Abbott Laboratories			40,965	1,387,894

AbbVie, Inc.(NON)			40,965	1,503,006

AmerisourceBergen Corp.			27,489	1,247,176

Amgen, Inc.			21,400	1,828,844

Becton, Dickinson and Co.			20,100	1,689,204

Bristol-Myers Squibb Co.			47,500	1,716,650

C.R. Bard, Inc.			9,627	982,628

Cardinal Health, Inc.			35,374	1,549,735

Eli Lilly & Co.			29,199	1,567,694

Henry Schein, Inc.(NON)			10,700	923,838

Johnson & Johnson			17,100	1,264,032

McKesson Corp.			21,813	2,295,382

Merck & Co., Inc.			77,100	3,334,575

Perrigo Co.			3,399	341,633

Pfizer, Inc.			182,500	4,978,600

Quest Diagnostics, Inc.			17,900	1,037,305

Ventas, Inc.(R)			15,900	1,054,011

Zoetis, Inc.(NON)			11,726	304,876

				29,007,083
Technology (6.0%)

Analog Devices, Inc.			27,658	1,206,995

Apple, Inc.			61,659	28,073,959

Avago Technologies, Ltd.			28,532	1,020,590

Google, Inc. Class A(NON)			1,399	1,057,210

Honeywell International, Inc.			37,100	2,531,704

IBM Corp.			29,219	5,933,502

Intuit, Inc.			29,045	1,811,827

L-3 Communications Holdings, Inc.			6,641	504,185

Linear Technology Corp.			28,400	1,040,008

Maxim Integrated Products, Inc.			33,800	1,063,010

Microsoft Corp.			48,419	1,330,070

Motorola Solutions, Inc.			23,600	1,378,004

Oracle Corp.			5,700	202,407

Texas Instruments, Inc.			64,100	2,120,428

Xilinx, Inc.			29,200	1,065,508

				50,339,407
Transportation (0.6%)

C.H. Robinson Worldwide, Inc.			10,500	694,575

Copa Holdings SA Class A (Panama)			2,797	306,551

J. B. Hunt Transport Services, Inc.			6,621	445,395

Southwest Airlines Co.			51,827	580,981

United Parcel Service, Inc. Class B			33,986	2,694,750

				4,722,252
Utilities and power (1.0%)

Consolidated Edison, Inc.			40,700	2,315,016

DTE Energy Co.			27,292	1,727,857

Kinder Morgan, Inc.			25,400	951,484

OGE Energy Corp.			18,300	1,074,393

Pinnacle West Capital Corp.			20,223	1,079,504

SCANA Corp.			22,200	1,039,182

				8,187,436

Total common stocks (cost $216,968,874)				$248,489,144

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (18.3%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (4.8%)

Government National Mortgage Association Pass-Through Certificates
3s, TBA, March 1, 2043			$1,000,000	$1,041,094
3s, TBA, February 1, 2043			20,000,000	20,864,062
3s, TBA, February 1, 2043			18,000,000	18,784,688

				40,689,844
U.S. Government Agency Mortgage Obligations (13.5%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
5 1/2s, April 1, 2039(i)			126,624	144,329
3s, TBA, February 1, 2043			9,000,000	9,254,531
3s, December 1, 2026(i)			483,273	511,839

Federal National Mortgage Association Pass-Through Certificates
3s, TBA, March 1, 2043			39,000,000	40,163,908
3s, TBA, February 1, 2043			61,000,000	63,001,579

				113,076,186

Total U.S. Government and agency mortgage obligations (cost $154,971,167)				$153,766,030

U.S. TREASURY OBLIGATIONS (-%)(a)
			Principal amount	Value

U.S. Treasury Notes 4s, August 15, 2015(i)			$147,000	$173,695

U.S. Treasury Notes 1 3/8s, February 28, 2019(i)			141,000	143,747

Total U.S. Treasury obligations (cost $317,442)				$317,442

MORTGAGE-BACKED SECURITIES (12.9%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (3.6%)

Federal Home Loan Mortgage Corp.
IFB Ser. 2990, Class LB, 16.42s, 2034			$198,848	$274,239
IFB Ser. 3951, Class CS, IO, 6.544s, 2026			5,399,775	815,042
IFB Ser. 4098, Class MS, IO, 6.494s, 2041			3,012,093	653,895
IFB Ser. 3859, Class SG, IO, 6.494s, 2039			693,434	80,848
IFB Ser. 3727, Class PS, IO, 6.494s, 2038			2,308,319	213,000
IFB Ser. 4074, Class US, IO, 6.444s, 2042			5,687,833	939,289
IFB Ser. 3860, Class SP, IO, 6.394s, 2040			1,407,821	220,380
IFB Ser. 3856, Class PS, IO, 6.394s, 2040			872,717	122,324
IFB Ser. 3803, Class SP, IO, 6.394s, 2038(F)			2,478,813	227,896
IFB Ser. 3861, Class PS, IO, 6.394s, 2037			1,151,939	187,916
IFB Ser. 3708, Class SQ, IO, 6.344s, 2040			6,025,097	878,037
IFB Ser. 3907, Class KS, IO, 6.344s, 2040			2,374,145	325,007
IFB Ser. 3708, Class SA, IO, 6.244s, 2040			9,829,993	1,468,404
IFB Ser. 3780, Class PS, IO, 6.244s, 2035(F)			1,266,212	99,564
IFB Ser. 3934, Class SA, IO, 6.194s, 2041			396,513	71,551
IFB Ser. 3232, Class KS, IO, 6.094s, 2036			1,638,295	173,045
IFB Ser. 3116, Class AS, IO, 5.894s, 2034			1,735,456	143,275
IFB Ser. 3964, Class SA, IO, 5.794s, 2041			7,201,553	1,071,231
IFB Ser. 3852, Class NT, 5.794s, 2041			3,267,764	3,487,325
IFB Ser. 3752, Class PS, IO, 5.794s, 2040			2,526,921	376,208
Ser. 3632, Class CI, IO, 5s, 2038			340,380	19,599
Ser. 3626, Class DI, IO, 5s, 2037			167,181	5,570
Ser. 4122, Class TI, IO, 4 1/2s, 2042			2,286,533	345,495
Ser. 3747, Class HI, IO, 4 1/2s, 2037			357,270	29,858
Ser. 4116, Class MI, IO, 4s, 2042			4,637,386	721,645
Ser. 4090, Class BI, IO, 4s, 2042			1,487,318	157,834
Ser. 4098, Class PI, IO, 4s, 2042			2,221,582	361,029
Ser. 3748, Class NI, IO, 4s, 2034(F)			1,801,391	88,439
Ser. 3751, Class MI, IO, 4s, 2034			149,641	2,993
Ser. T-8, Class A9, IO, 0.366s, 2028			299,141	3,178
Ser. T-59, Class 1AX, IO, 0.273s, 2043			688,134	8,414
Ser. T-48, Class A2, IO, 0.212s, 2033			1,016,122	9,764
Ser. 3206, Class EO, PO, zero %, 2036			97,925	90,202
Ser. 3175, Class MO, PO, zero %, 2036			82,004	75,512
FRB Ser. T-54, Class 2A, IO, zero %, 2043			406,526	64

Federal National Mortgage Association
IFB Ser. 05-74, Class NK, 26.482s, 2035			92,583	162,594
IFB Ser. 05-45, Class DA, 23.673s, 2035			368,572	598,678
IFB Ser. 11-4, Class CS, 12.493s, 2040			1,664,870	1,994,722
IFB Ser. 12-96, Class PS, IO, 6.496s, 2041			3,199,129	580,258
IFB Ser. 12-88, Class SB, IO, 6.466s, 2042			3,657,474	611,383
IFB Ser. 12-75, Class SK, IO, 6.446s, 2041			3,508,848	675,348
IFB Ser. 12-75, Class KS, IO, 6.346s, 2042			2,293,694	405,823
IFB Ser. 11-87, Class HS, IO, 6.296s, 2041			1,744,253	293,226
IFB Ser. 11-67, Class BS, IO, 6.296s, 2041			6,443,801	1,121,608
IFB Ser. 404, Class S13, IO, 6.196s, 2040			111,422	16,542
IFB Ser. 10-35, Class SG, IO, 6.196s, 2040(F)			4,071,828	563,850
IFB Ser. 12-132, Class SB, IO, 5.996s, 2042			2,056,626	328,114
IFB Ser. 12-113, Class CS, IO, 5.946s, 2041			1,218,863	232,620
IFB Ser. 12-113, Class SG, IO, 5.896s, 2042			1,265,388	226,606
Ser. 397, Class 2, IO, 5s, 2039			74,653	10,277
Ser. 398, Class C5, IO, 5s, 2039			539,028	60,209
Ser. 10-13, Class EI, IO, 5s, 2038			456,961	21,465
Ser. 12-118, Class IO, IO, 4s, 2042			3,632,671	581,518
Ser. 12-124, Class UI, IO, 4s, 2042			4,551,209	756,411
Ser. 12-118, Class PI, IO, 4s, 2042			2,692,273	437,225
Ser. 12-30, Class PI, IO, 4s, 2042			5,903,052	838,410
Ser. 12-96, Class PI, IO, 4s, 2041			4,821,222	672,994
Ser. 406, Class 2, IO, 4s, 2041			243,187	31,639
Ser. 406, Class 1, IO, 4s, 2041			229,826	30,889
Ser. 409, Class C16, IO, 4s, 2040			974,535	113,257
Ser. 03-W10, Class 1, IO, 1.347s, 2043			272,342	11,372
Ser. 98-W5, Class X, IO, 0.588s, 2028			553,296	24,207
Ser. 98-W2, Class X, IO, 0.48s, 2028			1,913,375	84,308
Ser. 03-W1, Class 2A, IO, zero %, 2042			877,286	69

Government National Mortgage Association
IFB Ser. 11-61, Class CS, IO, 6.475s, 2035			9,317,189	1,257,820
IFB Ser. 10-26, Class QS, IO, 6.045s, 2040			1,789,071	334,336
IFB Ser. 10-120, Class SB, IO, 5.995s, 2035			325,551	29,078
IFB Ser. 10-20, Class SC, IO, 5.945s, 2040			147,858	26,200
IFB Ser. 11-70, Class SN, IO, 5.694s, 2041			1,439,000	371,276
IFB Ser. 11-70, Class SH, IO, 5.684s, 2041			1,799,000	468,873
IFB Ser. 10-42, Class DS, IO, 5.495s, 2040			4,693,511	759,757
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			147,920	22,617
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			4,072,779	690,562
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			6,525,660	660,722

GSMPS Mortgage Loan Trust 144A
Ser. 99-2, IO, 0.582s, 2027			148,350	1,866
Ser. 98-3, IO, 0.343s, 2027			93,024	1,519
Ser. 98-2, IO, 0.267s, 2027			80,651	580
Ser. 98-4, IO, zero %, 2026			118,057	4,275

Structured Asset Securities Corp. IFB Ser. 07-4, Class 1A3, IO, 6.046s, 2045			722,890	137,349

				30,000,524
Commercial mortgage-backed securities (5.8%)

Banc of America Commercial Mortgage, Inc.
Ser. 04-3, Class D, 5.61s, 2039			639,000	657,256
Ser. 06-6, Class A2, 5.309s, 2045			1,051,340	1,083,028
FRB Ser. 05-5, Class D, 5.23s, 2045			366,000	321,165
Ser. 04-4, Class B, 4.985s, 2042			563,000	579,222
Ser. 07-1, Class XW, IO, 0.315s, 2049			3,894,413	38,107

Banc of America Commercial Mortgage, Inc. 144A
FRB Ser. 08-1, Class C, 6.255s, 2051(F)			1,000,000	675,629
Ser. 03-1, Class J, 4.9s, 2036(F)			1,109,000	1,103,454
Ser. 04-4, Class XC, IO, 0.866s, 2042			4,655,509	41,867
Ser. 02-PB2, Class XC, IO, 0.389s, 2035			1,839,513	18

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 07-T28, Class AJ, 5.964s, 2042			270,000	289,575
FRB Ser. 07-PW17, Class AJ, 5.889s, 2050			1,794,000	1,686,360
FRB Ser. 06-PW12, Class AJ, 5.751s, 2038			544,000	543,159
FRB Ser. 06-PW11, Class AJ, 5.454s, 2039			1,686,000	1,681,785
Ser. 05-PWR7, Class D, 5.304s, 2041(F)			375,000	331,830
FRB Ser. 05-T20, Class C, 5.149s, 2042			350,000	339,500
Ser. 05-PWR9, Class AJ, 4.985s, 2042(F)			300,000	308,421

Bear Stearns Commercial Mortgage Securities, Inc. 144A FRB Ser. 06-PW11, Class B, 5.454s, 2039(F)			2,473,000	2,275,387

Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8, Class D, 4.878s, 2045(F)			940,000	937,628

Commercial Mortgage Pass-Through Certificates Ser. 05-C6, Class AJ, 5.209s, 2044			873,000	918,789

Commercial Mortgage Trust Ser. 07-C9, Class AJ, 5.65s, 2049(F)			572,000	598,810

Commercial Mortgage Trust 144A
FRB Ser. 12-CR5, Class E, 4.335s, 2045(F)			234,000	233,311
FRB Ser. 07-C9, Class AJFL, 0.9s, 2049(F)			606,000	496,907

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4, Class A2, 5.761s, 2039			598,329	605,899

CS First Boston Mortgage Securities Corp.
Ser. 05-C6, Class B, 5.23s, 2040			240,000	222,600
Ser. 03-CPN1, Class E, 4.891s, 2035			514,000	513,877

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			587,761	636,251
FRB Ser. 03-CK2, Class G, 5.744s, 2036			710,027	708,795
Ser. 03-C3, Class AX, IO, 1.657s, 2038			4,053,209	2,262

Deutsche Bank-UBS Commercial Mortgage Trust 144A FRB Ser. 11-LC2A, Class D, 5.445s, 2044			217,000	226,845

First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class F, 5.35s, 2035			531,000	544,275

First Union National Bank Commercial Mortgage 144A Ser. 01-C3, Class K, 6.155s, 2033			372,347	372,347

GE Capital Commercial Mortgage Corp.
Ser. 07-C1, Class A3, 5.481s, 2049			914,000	982,141
FRB Ser. 05-C4, Class AJ, 5.308s, 2045			222,000	195,360
FRB Ser. 06-C1, Class AJ, 5.296s, 2044			172,000	169,420

GE Capital Commercial Mortgage Corp. 144A
FRB Ser. 03-C2, Class H, 5.426s, 2037			1,231,000	1,234,693
FRB Ser. 04-C1, Class F, 5.088s, 2038			807,000	816,533

GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 02-C3, Class G, 5.831s, 2039			376,000	373,744
FRB Ser. 03-C2, Class F, 5.458s, 2040			422,000	422,000

Greenwich Capital Commercial Funding Corp. 144A
FRB Ser. 03-C1, Class J, 5.363s, 2035(F)			130,000	131,976
Ser. 03-C1, Class G, 4.773s, 2035			558,000	554,801

GS Mortgage Securities Corp. II
Ser. 06-GG8, Class AJ, 5.622s, 2039			298,000	287,559
Ser. 05-GG4, Class B, 4.841s, 2039(F)			180,000	160,531

GS Mortgage Securities Trust 144A Ser. GC10, Class D, 4.415s, 2046(F)			272,000	256,588

GS Mortgage Securities Trust FRB Ser. 04-GG2, Class D, 5.538s, 2038			232,000	233,595

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-CB20, Class AJ, 6.075s, 2051(F)			1,483,000	1,498,305
Ser. 06-CB16, Class AJ, 5.623s, 2045			273,000	259,350
FRB Ser. 02-C2, Class E, 5.476s, 2034			1,130,000	1,130,000
Ser. 02-C3, Class D, 5.314s, 2035			419,084	419,084
FRB Ser. 05-LDP3, Class D, 5.196s, 2042			274,000	249,340
FRB Ser. 04-CBX, Class B, 5.021s, 2037			181,000	178,382
Ser. 04-C3, Class B, 4.961s, 2042			427,000	433,192

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
FRB Ser. 02-CIB5, Class F, 6.121s, 2037			134,639	140,193
FRB Ser. 01-C1, Class H, 5.626s, 2035(F)			602,800	604,148
FRB Ser. 11-C3, Class E, 5.533s, 2046(F)			203,000	211,837
FRB Ser. 11-C5, Class D, 5.314s, 2046(F)			438,000	449,031
FRB Ser. 12-CBX, Class E, 5.189s, 2045			1,375,000	1,396,038
FRB Ser. 04-CB8, Class F, 4.855s, 2039(F)			500,000	429,250
FRB Ser. 12-LC9, Class E, 4.429s, 2047			250,000	235,668

Key Commercial Mortgage Ser. 07-SL1, Class A2, 5.506s, 2040			187,345	181,257

LB-UBS Commercial Mortgage Trust
Ser. 06-C3, Class A2, 5.532s, 2032			5,903	5,901
FRB Ser. 06-C6, Class C, 5.482s, 2039			324,000	291,600
Ser. 04-C8, Class D, 4.946s, 2039(F)			429,000	437,800
Ser. 05-C1, Class D, 4.856s, 2040(F)			478,000	487,427
Ser. 03-C3, Class G, 4.392s, 2037			607,000	609,003
Ser. 07-C2, Class XW, IO, 0.499s, 2040			2,953,533	52,216
Ser. 07-C1, Class XW, IO, 0.462s, 2040(F)			17,622,236	255,545

LB-UBS Commercial Mortgage Trust 144A FRB Ser. 03-C8, Class K, 5.583s, 2037(F)			1,192,000	1,163,982

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.294s, 2051(F)			282,000	274,994
Ser. 03-KEY1, Class C, 5.373s, 2035			356,000	361,020

Merrill Lynch Mortgage Trust 144A Ser. 05-MCP1, Class XC, IO, 0.191s, 2043			16,665,563	184,621

Morgan Stanley Capital I Trust
FRB Ser. 07-T27, Class AJ, 5.652s, 2042(F)			713,000	711,820
Ser. 06-HQ10, Class AJ, 5.389s, 2041			301,000	264,519

Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class AJ, 5.508s, 2044(F)			2,781,000	2,809,449
FRB Ser. 06-HQ8, Class AJ, 5 1/2s, 2044			973,000	981,212

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.843s, 2043			439,000	455,902

Nomura Asset Securities Corp. 144A Ser. 98-D6, Class B1, 6s, 2030			236,000	251,340

Salomon Brothers Mortgage Securities VII 144A FRB Ser. 99-C1, Class J, 7s, 2032			903,000	915,970

TIAA Seasoned Commercial Mortgage Trust FRB Ser. 07-C4, Class AJ, 5.553s, 2039(F)			676,000	739,809

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class D, 4.503s, 2045			1,090,000	1,012,110

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 5.999s, 2045(F)			191,000	177,177
Ser. 2004-C12, Class F, 5.307s, 2041			868,000	873,373
Ser. 06-C29, IO, 0.385s, 2048			41,751,744	563,649

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C21, Class E, 5.24s, 2044(F)			767,000	711,290
Ser. 07-C31, IO, 0.237s, 2047			62,196,156	476,189

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C4, Class E, 5.249s, 2044			573,000	598,357
FRB Ser. 12-C10, Class D, 4.462s, 2045			268,000	256,108
FRB Ser. 13-C11, Class D, 4.186s, 2045(FWC)			230,000	218,356

				48,749,114
Residential mortgage-backed securities (non-agency) (3.5%)

Adjustable Rate Mortgage Trust FRB Ser. 06-2, 5.298s, 2036			2,069,144	1,670,834

American Home Mortgage Assets Ser. 07-5, Class XP, IO, PO, zero %, 2047			4,750,419	599,740

Banc of America Funding Corp.
FRB Ser. 06-G, Class 3A3, 5 3/4s, 2036			374,757	281,068
FRB Ser. 06-G, Class 2A5, 0.485s, 2036			1,442,400	1,226,473

Barclays Capital, LLC Trust
Ser. 12-RR10, Class 8A3, 15 3/4s, 2036			270,249	141,205
Ser. 12-RR10, Class 8A2, 4s, 2036			569,838	575,537
FRB Ser. 12-RR10, Class 9A2, 2.664s, 2035			220,000	167,750
Ser. 12-RR10, Class 4A2, 2 5/8s, 2036			310,000	254,975

Barclays Capital, LLC Trust 144A
Ser. 12-RR11, Class 9A3, 21.132s, 2037			258,734	243,857
FRB Ser. 12-RR11, Class 5A3, 13.456s, 2037			139,856	90,557
Ser. 12-RR11, Class 9A2, 4s, 2037			471,016	471,016
FRB Ser. 12-RR11, Class 5A2, 4s, 2037			147,443	150,208
Ser. 12-RR11, Class 11A2, 2.6s, 2036			763,108	471,219
Ser. 09-RR7, Class 1A7, IO, 1.755s, 2046			15,152,676	681,870
Ser. 09-RR7, Class 2A7, IO, 1.567s, 2047			25,343,577	1,046,690

Bear Stearns Mortgage Funding Trust
Ser. 06-AR2, Class 1X, IO, 0.7s, 2046			4,452,938	143,385
Ser. 06-AR3, Class 1X, IO, 0.4s, 2036			3,319,649	61,082

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 06-AR3, Class 1A2A, 5.567s, 2036			1,110,666	1,027,366

Citigroup Mortgage Loan Trust, Inc. 144A
FRB Ser. 12-8, Class 1A2, 2.664s, 2035			1,750,000	1,242,500
FRB Ser. 12-7, Class 12A2, 2 5/8s, 2036			3,000,000	2,190,000

Countrywide Home Loans
Ser. 06-9, Class A2, 6s, 2036			1,298,599	1,188,218
Ser. 05-15, Class A8, 5 1/2s, 2035			950,000	933,556

JPMorgan Mortgage Trust
FRB Ser. 07-A4, Class 2A1, 5.512s, 2037			794,492	705,111
FRB Ser. 07-A4, Class 2A2, 5.512s, 2037			2,270,395	1,994,676

Merrill Lynch Alternative Note Asset Ser. 07-OAR5, Class X, IO, PO, 0.8s, 2047			2,307,591	73,843

WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR1, Class 2A1B, 1.241s, 2046			1,749,973	1,522,477
FRB Ser. 05-AR8, Class B1, 0.874s, 2045(F)			1,327,225	638,658
FRB Ser. 2004-AR13, Class A1B2, 0.74s, 2034			647,395	569,707
FRB Ser. 05-AR11, Class A1C3, 0.714s, 2045(F)			2,894,108	2,184,815
FRB Ser. 05-AR17, Class A1C4, 0.604s, 2045			2,823,929	1,553,161

Wells Fargo Mortgage Backed Securities Trust
Ser. 07-16, Class 1A7, 6s, 2037			473,344	497,011
Ser. 05-11, Class 2A5, 5 1/2s, 2035			1,497,482	1,548,546
FRB Ser. 06-AR3, Class A2, 5.415s, 2036(F)			1,191,921	1,060,810
FRB Ser. 06-AR1, Class 2A5, 5.354s, 2036			1,000,000	1,005,000
FRB Ser. 06-AR6, Class 7A2, 5.017s, 2036(F)			1,396,090	1,368,020

				29,580,941

Total mortgage-backed securities (cost $104,245,423)				$108,330,579

CORPORATE BONDS AND NOTES (12.9%)(a)
			Principal amount	Value

Basic materials (0.7%)

Alcoa, Inc. sr. unsec. unsub. notes 5.55s, 2017			$339,000	$369,777

ArcelorMittal sr. unsec. unsub. notes 6 1/8s, 2018 (France)			339,000	361,948

BHP Billiton Finance USA, Ltd. company guaranty sr. unsec. unsub. notes 5 1/2s, 2014 (Australia)			339,000	358,666

Cemex Finance, LLC 144A company guaranty sr. bonds 9 1/2s, 2016			1,000,000	1,067,500

Dow Chemical Co. (The) sr. unsec. unsub. notes 5.9s, 2015			565,000	622,240

E.I. du Pont de Nemours & Co. sr. unsec. unsub. notes 3 1/4s, 2015			452,000	475,785

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes FRN 4.81s, 2014			400,000	398,000

INEOS Finance PLC 144A company guaranty sr. notes 9s, 2015 (United Kingdom)			1,020,000	1,081,200

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)			445,000	617,585

SGL Carbon SE company guaranty sr. sub. notes FRN Ser. EMTN, 1.442s, 2015 (Germany)		EUR	100,000	133,824

US Coatings Acquisition, Inc. / Flash Dutch 2 BV 144A company guaranty sr. notes 5 3/4s, 2021 (Netherlands)(FWC)			$100,000	134,422

Vale Overseas, Ltd. company guaranty sr. unsec. unsub. notes 6 1/4s, 2017			395,000	450,410

				6,071,357
Capital goods (0.2%)

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019			200,000	232,452

Boeing Co. (The) sr. unsec. unsub. notes 3 1/2s, 2015			252,000	266,339

Caterpillar Financial Services Corp. sr. unsec. notes 6 1/8s, 2014			616,000	652,594

Deere & Co. sr. unsec. notes 6.95s, 2014			252,000	271,260

General Cable Corp. company guaranty sr. unsec. unsub. notes FRN 2.683s, 2015			85,000	84,150

United Technologies Corp. sr. unsec. unsub. notes 4 7/8s, 2015			452,000	495,117

				2,001,912
Communication services (2.0%)

America Movil SAB de CV company guaranty unsec. unsub. notes 5 1/2s, 2014 (Mexico)			339,000	355,368

AT&T, Inc. sr. unsec. unsub. notes 2 1/2s, 2015			2,579,000	2,684,533

Cellco Partnership/Verizon Wireless Capital, LLC sr. unsec. unsub. notes 5.55s, 2014			452,000	472,728

Comcast Corp. company guaranty sr. unsec. unsub. notes 2.85s, 2023			1,265,000	1,243,965

Cricket Communications, Inc. company guaranty sr. unsub. notes 7 3/4s, 2016			380,000	399,950

Crown Castle International Corp. 144A sr. unsec. notes 5 1/4s, 2023			840,000	882,000

Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. notes 5 3/4s, 2016 (Netherlands)			452,000	511,258

Digicel Group, Ltd. 144A sr. unsec. notes 12s, 2014 (Jamaica)			1,500,000	1,616,250

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016			245,000	237,038

Qwest Corp. sr. unsec. unsub. notes 6 1/2s, 2017			510,000	592,790

Sprint Nextel Corp. sr. unsec. notes 6s, 2016			265,000	285,538

Telecom Italia Capital SA company guaranty 5 1/4s, 2015 (Italy)			508,000	543,525

Telefonica Emisiones SAU company guaranty 6.421s, 2016 (Spain)			250,000	277,394

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.949s, 2015 (Spain)			315,000	332,007

Telenet Finance V Luxembourg SCA 144A bonds 6 3/4s, 2024 (Luxembourg)		EUR	130,000	188,335

Telenet Finance V Luxembourg SCA 144A bonds 6 1/4s, 2022 (Luxembourg)			$185,000	267,448

Time Warner Cable, Inc. company guaranty sr. unsec. notes 5.85s, 2017			955,000	1,114,181

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 7 1/2s, 2019 (Germany)			560,000	614,054

Verizon Communications, Inc. sr. unsec. notes 5.55s, 2016			1,459,000	1,656,306

Vodafone Group PLC sr. unsec. unsub. notes 5 5/8s, 2017 (United Kingdom)			508,000	592,615

WideOpenWest Finance, LLC / WideOpenWest Capital Corp. 144A company guaranty sr. unsec. notes 10 1/4s, 2019			1,110,000	1,218,225

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 1/4s, 2018 (Luxembourg)			335,000	352,588

				16,438,096
Consumer cyclicals (1.0%)

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			890,000	952,300

Daimler Finance North America, LLC company guaranty 6 1/2s, 2013			282,000	294,547

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s, 2016			282,000	320,789

Interpublic Group of Companies, Inc. (The) sr. unsec. notes 6 1/4s, 2014			231,000	247,459

ISS Holdings A/S sr. sub. notes Ser. REGS, 8 7/8s, 2016 (Denmark)		EUR	625,000	874,084

Lamar Media Corp. company guaranty sr. notes 9 3/4s, 2014			$405,000	441,450

News America, Inc. sr. unsec. notes company guaranty 4 1/2s, 2021			452,000	510,887

Owens Corning company guaranty sr. unsec. notes 9s, 2019			36,000	45,090

QVC, Inc. 144A sr. notes 7 1/8s, 2017			475,000	496,763

Realogy Corp. 144A company guaranty sr. notes 7 5/8s, 2020			200,000	227,000

Target Corp. sr. unsec. notes 5 3/8s, 2017			452,000	528,082

Time Warner, Inc. company guaranty sr. unsec. notes 5 7/8s, 2016			729,000	851,429

Travelport, LLC company guaranty sr. unsec. unsub. notes 9 7/8s, 2014			125,000	117,813

TRW Automotive, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2014			1,000,000	1,056,250

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 3.2s, 2014			1,068,000	1,106,630

				8,070,573
Consumer staples (0.8%)

Altria Group, Inc. company guaranty sr. unsec. notes 4 1/8s, 2015			663,000	718,535

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4 1/8s, 2015			616,000	656,549

Coca-Cola Co. (The) sr. unsec. notes 1.8s, 2016			282,000	291,668

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			260,000	297,700

CVS Corp. sr. unsec. notes 5 3/4s, 2017			193,000	228,248

Diageo Capital PLC company guaranty sr. unsec. unsub. notes 5 3/4s, 2017 (United Kingdom)			339,000	405,867

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)		EUR	500,000	722,852

Kraft Foods, Inc. sr. unsec. unsub. notes 4 1/8s, 2016			$1,068,000	1,161,683

Kroger Co. company guaranty sr. unsec. unsub. notes 6.4s, 2017			282,000	336,642

PepsiCo, Inc. sr. unsec. unsub. notes 3.1s, 2015			786,000	823,071

Philip Morris International, Inc. sr. unsec. unsub. notes 5.65s, 2018			339,000	408,018

Procter & Gamble Co. (The) sr. unsec. notes 3 1/2s, 2015			452,000	478,634

				6,529,467
Energy (1.3%)

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			285,000	326,354

BP Capital Markets PLC company guaranty sr. unsec. notes 3 7/8s, 2015 (United Kingdom)			252,000	268,355

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)			200,000	227,633

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015			490,000	554,925

Comstock Resources, Inc. company guaranty sr. unsub. notes 8 3/8s, 2017			560,000	596,400

ConocoPhillips company guaranty sr. unsec. notes 4.6s, 2015			899,000	969,138

EnCana Holdings Finance Corp. company guaranty sr. unsec. unsub. notes 5.8s, 2014 (Canada)			395,000	418,634

Forest Oil Corp. company guaranty sr. unsec. notes 8 1/2s, 2014			483,000	514,395

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014 (Russia)			500,000	544,160

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017			100,000	106,750

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			65,000	74,100

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			2,295,000	2,198,771

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016			225,000	229,500

Shell International Finance BV company guaranty sr. unsec. notes 3.1s, 2015 (Netherlands)			786,000	831,802

Whiting Petroleum Corp. company guaranty 7s, 2014			125,000	130,938

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			2,000,000	2,090,000

XTO Energy, Inc. sr. unsec. unsub. notes 6 1/4s, 2017			339,000	416,269

				10,498,124
Financials (4.3%)

Air Lease Corp. sr. unsec. notes 4 1/2s, 2016			1,000,000	1,017,500

Allstate Corp. (The) sr. unsec. unsub. notes 5s, 2014			339,000	360,791

American Express Credit Corp. sr. unsec. unsub. notes 5 1/8s, 2014			1,012,000	1,080,503

American International Group, Inc. sr. unsec. notes Ser. MTN, 5.45s, 2017			565,000	645,616

Bank of America Corp. sr. unsec. notes 5 3/4s, 2017			3,585,000	4,138,918

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes 1.969s, 2017			450,000	460,621

Barclays Bank PLC sr. unsec. unsub. notes 5.2s, 2014 (United Kingdom)			616,000	653,744

BB&T Corp. unsec. sub. notes 5.2s, 2015			339,000	376,393

Berkshire Hathaway, Inc. sr. unsec. unsub. notes 3.2s, 2015			1,233,000	1,296,909

Capital One Financial Corp. sr. unsec. unsub. notes 6 3/4s, 2017			452,000	547,399

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018			900,000	963,000

Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018			380,000	452,626

Credit Suisse Guernsey sr. unsec. notes 5 1/2s, 2014			1,402,000	1,486,653

Deutsche Bank AG sr. unsec. notes 6s, 2017 (United Kingdom)			616,000	734,974

E*Trade Financial Corp. sr. notes 6 3/4s, 2016			480,000	510,000

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			90,000	93,375

General Electric Capital Corp. sr. unsec. unsub. notes 6s, 2019			3,535,000	4,275,494

Goldman Sachs Group, Inc. (The) sr. unsec. notes 6 1/4s, 2017			2,748,000	3,216,221

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. debs. FRB 8 1/8s, 2038			530,000	613,475

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021			740,000	880,551

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 7 3/4s, 2016			300,000	311,625

JPMorgan Chase & Co. sr. unsec. unsub. notes 3.7s, 2015			3,031,000	3,193,546

MetLife, Inc. sr. unsec. 6 3/4s, 2016			452,000	532,901

PNC Funding Corp. bank guaranty sr. unsec. notes 3 5/8s, 2015			283,000	299,013

Prudential Financial, Inc. sr. disc. unsec. unsub. notes Ser. MTN, 4 3/4s, 2015			565,000	617,122

Simon Property Group LP sr. unsec. unsub. notes 3 3/8s, 2022(R)			395,000	411,611

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			395,000	470,586

UBS AG/Stamford CT sr. unsec. notes Ser. DPNT, 3 7/8s, 2015			300,000	317,942

US Bancorp sr. unsec. unsub. notes 2.45s, 2015			452,000	469,336

Vnesheconombank Via VEB Finance PLC 144A bank guaranty, sr. unsec. unsub. bonds 6.8s, 2025 (Russia)			250,000	303,125

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)			500,000	538,750

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,600,000	1,780,000

Wells Fargo & Co. sr. unsec. unsub. notes 5 5/8s, 2017			2,301,000	2,724,168

Westpac Banking Corp. sr. unsec. unsub. notes 3s, 2015 (Australia)			395,000	415,839

				36,190,327
Health care (1.0%)

Amgen, Inc. sr. unsec. notes 5.85s, 2017			339,000	399,518

AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United Kingdom)			339,000	407,187

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021			305,000	339,222

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	415,000	605,214

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015			$235,000	267,900

GlaxoSmith Kline Capital, Inc. company guaranty sr. unsec. unsub. notes 4 3/8s, 2014			452,000	473,608

HCA, Inc. sr. notes 6 1/2s, 2020			610,000	681,675

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			1,240,000	1,311,300

Merck & Co., Inc. sr. unsec. notes 4s, 2015			508,000	549,656

Novartis Capital Corp. company guaranty sr. unsec. notes 2.9s, 2015			452,000	474,632

Pfizer, Inc. sr. unsec. notes 5.35s, 2015			1,068,000	1,171,574

Rottapharm Ltd. 144A sr. unsec. notes 6 1/8s, 2019 (Ireland)			270,000	378,528

Service Corporation International sr. notes 7s, 2017			170,000	195,288

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			665,000	729,006

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019			40,000	45,200

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018			339,000	408,740

WellPoint, Inc. unsec. unsub. notes 5 1/4s, 2016			157,000	175,079

				8,613,327
Technology (0.4%)

Cisco Systems, Inc. sr. unsec. unsub. notes 5 1/2s, 2016			508,000	579,666

Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014			452,000	474,346

IBM Corp. sr. unsec. notes 5.7s, 2017			673,000	806,965

Oracle Corp. sr. unsec. notes 5 1/4s, 2016			616,000	696,303

Seagate Technology International 144A company guaranty sr. notes 10s, 2014 (Cayman Islands)			193,000	206,510

Xerox Corp. sr. unsec. unsub. notes 4 1/4s, 2015			395,000	415,914

				3,179,704
Transportation (—%)

United Parcel Service, Inc. sr. unsec. unsub. notes 3 7/8s, 2014			339,000	352,205

				352,205
Utilities and power (1.2%)

AES Corp. (The) sr. unsec. unsub. notes 9 3/4s, 2016			210,000	249,900

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017			1,035,000	1,195,425

Appalachian Power Co. sr. unsec. unsub. notes 7s, 2038			189,000	252,250

Carolina Power & Light Co. 1st mtge. bonds 5.3s, 2019			280,000	333,305

Consolidated Edison Co. of New York sr. unsec. notes 7 1/8s, 2018			157,000	202,889

Dominion Resources, Inc. sr. unsec. unsub. notes Ser. 07-A, 6s, 2017			880,000	1,055,174

Duke Energy Corp. sr. unsec. unsub. notes 6.3s, 2014			880,000	928,333

El Paso Corp. sr. unsec. notes 7s, 2017			225,000	257,935

Electricite de France SA 144A unsec. sub. FRN notes 5 1/4s, perpetual maturity (France)			625,000	614,844

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds Ser. L, 6.3s, 2017			395,000	475,598

Exelon Corp. sr. unsec. notes 4.9s, 2015			827,000	899,023

FirstEnergy Corp. sr. unsec. unsub. notes Ser. C, 7 3/8s, 2031			220,000	274,944

FPL Group Capital, Inc. company guaranty sr. unsec. notes 7 7/8s, 2015			282,000	334,753

Kinder Morgan Energy Partners LP notes 6s, 2017			452,000	522,639

National Rural Utilities Cooperative Finance Corp. sr. bonds 10 3/8s, 2018			226,000	332,569

Pacific Gas & Electric Co. sr. notes 8 1/4s, 2018			315,000	425,080

Pacific Gas & Electric Co. sr. unsec. bonds 4.8s, 2014			220,000	229,651

Southern Power Co. sr. unsec. notes Ser. D, 4 7/8s, 2015			339,000	371,852

Texas-New Mexico Power Co. 144A 1st mtge. bonds 9 1/2s, 2019			275,000	372,723

TransCanada Pipelines, Ltd. sr. unsec. unsub. notes 6 1/2s, 2018 (Canada)			395,000	493,160

				9,822,047

Total corporate bonds and notes (cost $102,164,686)				$107,767,139

SENIOR LOANS (8.6%)(a)(c)
			Principal amount	Value

Basic materials (0.2%)

Fortescue Metals Group, Ltd. bank term loan FRN Class B, 5 1/4s, 2017 (Australia)			$837,900	$848,374

INEOS Group Holdings, Ltd. bank term loan FRN Ser. B, 6 1/2s, 2018 (United Kingdom)			496,250	507,102

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017			461,775	461,486

				1,816,962
Capital goods (0.7%)

ADS Waste Holdings, Inc. bank term loan FRN Class B, 5 1/4s, 2019			500,000	504,063

Generac Power Systems, Inc. bank term loan FRN Class B, 6 1/4s, 2018			995,000	1,016,559

Husky Injection Molding Systems, Ltd. bank term loan FRN Class B, 5 3/4s, 2018 (Canada)			464,368	470,559

Reynolds Group Holdings, Inc. bank term loan FRN Class B, 4 3/4s, 2018			598,500	606,655

Silver II Borrower SCA bank term loan FRN 5s, 2019 (Luxembourg)			500,000	504,750

SRAM Corp. bank term loan FRN 8 1/2s, 2018			500,000	506,875

SRAM Corp. bank term loan FRN 4.761s, 2018			161,060	162,268

Tomkins Air Distribution bank term loan FRN 9 1/4s, 2020			445,000	455,013

Tomkins Air Distribution bank term loan FRN 5s, 2018			540,000	548,100

WESCO International, Inc. bank term loan FRN 5 3/4s, 2019			1,000,000	1,010,833

				5,785,675
Communication services (0.8%)

Asurion Corp. bank term loan FRN Ser. B, 5 1/2s, 2018			1,264,875	1,276,885

Crown Castle Operating Co. bank term loan FRN Class B, 4s, 2019			990,000	997,838

Intelsat Jackson Holdings SA bank term loan FRN 4 1/2s, 2018 (Bermuda)			1,476,930	1,494,653

Level 3 Financing, Inc. bank term loan FRN Class B2, 4 3/4s, 2019			1,000,000	1,009,750

SBA Senior Finance II, LLC bank term loan FRN Ser. B, 3 3/4s, 2018			492,500	494,039

Zayo Group, LLC bank term loan FRN Class B, 5 1/4s, 2019			995,000	1,006,194

				6,279,359
Consumer cyclicals (2.4%)

Academy, Ltd. bank term loan FRN Ser. B, 4 3/4s, 2018			1,645,875	1,664,673

AMC Entertainment, Inc. bank term loan FRN Ser. B3, 4 3/4s, 2018			990,000	999,591

Aot Bedding Super Holdings, LLC bank term loan FRN 5s, 2019			465,000	470,231

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B1, 5 1/2s, 2017			235,125	237,770

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.454s, 2018			600,000	556,667

Cumulus Media Holdings, Inc. bank term loan FRN 4 1/2s, 2018			791,375	796,321

Gateway Casinos & Entertainment, Inc. bank term loan FRN Ser. B1, 6s, 2016		CAD	1,576,218	1,576,376

Interactive Data Corp. bank term loan FRN 4 1/2s, 2018			$685,009	686,721

Isle of Capri Casinos, Inc. bank term loan FRN 4 3/4s, 2017			844,950	854,808

J. Crew Group, Inc. bank term loan FRN Ser. B, 4 1/2s, 2018			982,500	988,794

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018			650,971	652,463

MGM Resorts International bank term loan FRN Ser. B, 4 1/4s, 2019			1,000,000	1,014,792

Michaels Stores, Inc. bank term loan FRN Ser. B, 3 3/4s, 2020			1,250,000	1,261,914

Motor City Casino bank term loan FRN 6s, 2017			897,947	905,804

Neiman Marcus Group, Inc. (The) bank term loan FRN 4 3/4s, 2018			1,280,000	1,285,440

Nortek, Inc. bank term loan FRN Class B, 5 1/4s, 2017			83,373	83,964

Peninsula Gaming, LLC bank term loan FRN Ser. B, 5 3/4s, 2017			1,500,000	1,521,875

PETCO Animal Supplies, Inc. bank term loan FRN 4 1/2s, 2017			977,500	979,129

Realogy Corp. bank term loan FRN Ser. B, 4.456s, 2016			263,723	265,042

Roofing Supply Group, LLC bank term loan FRN Class B, 5.54s, 2019			997,500	1,006,228

Tempur-Pedic International, Inc. bank term loan FRN Ser. B, 5s, 2019			1,000,000	1,015,536

Thomson Learning bank term loan FRN Ser. B, 2.72s, 2014			300,722	237,821

Tribune Co. bank term loan FRN Ser. B, 4s, 2019			715,000	720,363

				19,782,323
Consumer staples (0.7%)

Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018			941,993	944,937

Landry's, Inc. bank term loan FRN Ser. B, 6 1/2s, 2017			632,407	640,464

Pinnacle Foods Finance, LLC/Pinnacle Foods Finance Corp. bank term loan FRN Ser. F, 4 3/4s, 2018			995,000	1,006,372

Revlon Consumer Products Corp. bank term loan FRN 4 3/4s, 2017			1,477,500	1,488,027

Rite Aid Corp. bank term loan FRN 4 1/2s, 2018			964,553	963,950

Wendy's International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019			643,388	651,196

				5,694,946
Energy (0.3%)

Frac Tech International, LLC bank term loan FRN Ser. B, 8 1/2s, 2016			411,115	357,842

Plains Exploration & Production Co. bank term loan FRN Class B, 4s, 2019			900,000	902,089

Vantage Drilling Co. bank term loan FRN Class B, 6 1/4s, 2017			1,318,313	1,328,200

				2,588,131
Financials (1.0%)

CNO Financial Group, Inc. bank term loan FRN Class B2, 5s, 2018			1,197,462	1,207,940

iStar Finanacial, Inc. bank term loan FRN 5 3/4s, 2017(R)			766,617	778,116

iStar Financial, Inc. bank term loan FRN Ser. A2, 7s, 2017			960,000	1,010,400

Nuveen Investments, Inc. bank term loan FRN 8 1/4s, 2019			1,125,000	1,147,500

Nuveen Investments, Inc. bank term loan FRN Ser. B, 5.811s, 2017			517,286	520,843

Nuveen Investments, Inc. bank term loan FRN Ser. B, 5.811s, 2017			442,714	447,141

Ocwen Financial Corp. bank term loan FRN Ser. B, 7s, 2016			320,124	320,924

USI Insurance Services, LLC bank term loan FRN Ser. B, 5 1/4s, 2019			1,500,000	1,513,125

Walter Investment Management Corp. bank term loan FRN 5 3/4s, 2017			750,000	756,563

Walter Investment Management Corp. bank term loan FRN 5 3/4s, 2017			987,500	996,141

				8,698,693
Health care (1.5%)

Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018			1,000,000	1,016,250

Capsugel Holdings US, Inc. bank term loan FRN Class B, 4 3/4s, 2018			949,714	963,960

Emergency Medical Services Corp. bank term loan FRN Ser. B, 5 1/4s, 2018			485,965	486,937

Health Management Associates, Inc. bank term loan FRN Ser. B, 4 1/2s, 2018			1,113,750	1,123,844

Hologic, Inc. bank term loan FRN Class B, 4 1/2s, 2019			1,119,375	1,133,367

IASIS Healthcare, LLC bank term loan FRN Ser. B, 5s, 2018			1,057,493	1,065,756

Kinetic Concepts, Inc. bank term loan FRN Ser. C1, 5 1/2s, 2018			1,351,587	1,371,523

Multiplan, Inc. bank term loan FRN Ser. B, 4 3/4s, 2017			983,487	986,254

Par Pharmaceutical Cos., Inc. bank term loan FRN Ser. B, 5s, 2019			374,063	378,504

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 6 1/4s, 2018			633,600	641,520

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 4 1/4s, 2018			633,600	636,768

Quintiles Transnational Corp. bank term loan FRN Ser. B2, 4 1/2s, 2018			997,468	1,008,274

Quintiles Transnational Holdings, Inc. bank term loan FRN 7 1/2s, 2017(PIK)			425,000	429,781

Valeant Pharmaceuticals International, Inc. bank term loan FRN Class C, 4 1/4s, 2019 (Canada)			800,000	810,600

Valeant Pharmaceuticals International, Inc. bank term loan FRN Class D, 4 1/4s, 2019 (Canada)			800,000	810,125

				12,863,463
Technology (0.5%)

Eagle Parent, Inc. bank term loan FRN 5s, 2018			985,000	991,772

First Data Corp. bank term loan FRN 4.205s, 2018			1,500,000	1,486,407

Lawson Software bank term loan FRN Class B2, 5 1/4s, 2018			995,006	1,008,190

Syniverse Holdings, Inc. bank term loan FRN Ser. B, 5s, 2019			985,050	992,438

				4,478,807
Transportation (0.1%)

Swift Transportation Company, LLC bank term loan FRN Ser. B2, 5s, 2017			1,051,558	1,062,073

				1,062,073
Utilities and power (0.4%)

AES Corp. (The) bank term loan FRN Ser. B, 4 1/4s, 2018			384,107	388,368

Energy Transfer Equity LP bank term loan FRN Ser. B, 3 3/4s, 2017			1,285,000	1,295,352

EP Energy/EP Energy Finance, Inc. bank term loan FRN 5s, 2018			1,000,000	1,010,417

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.742s, 2017			920,555	604,258

				3,298,395

Total senior loans (cost $71,540,890)				$72,348,827

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (5.2%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017			$325,000	$263,250

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013			1,405,000	1,414,133

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015			2,425,000	2,119,450

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021			240,000	271,200

Croatia (Republic of) 144A unsec. notes 6 1/4s, 2017			650,000	712,654

Spain (Government of) sr. unsec. unsub. bonds 5.85s, 2022			25,661,000	37,028,549

Ukraine (Government of ) Financing of Infrastructural Projects State Enterprise 144A govt. guaranty notes 8 3/8s, 2017			200,000	202,260

Ukraine (Government of) 144A sr. unsec. unsub. notes 7.65s, 2013			1,800,000	1,812,420

Total foreign government and agency bonds and notes (cost $42,521,992)				$43,823,916

COMMODITY LINKED NOTES (3.4%)(a)(CLN)
			Principal amount	Value

Deutsche Bank AG/London 144A sr. unsec. notes Ser. A, 1-month LIBOR less 0.16%, 2013 (Indexed to the DB Custom Commodity Index: 75% S&P GSCI Gold Index TR and 25% S&P GSCI Light Energy Index TR multiplied by 3) (United Kingdom)			$3,539,000	$4,165,049

Deutsche Bank AG/London 144A sr. unsec. notes Ser. 00DL, 1-month LIBOR less 0.16%, 2013 (Indexed to the DB Commodity Booster OYE Benchmark Light Energy TR Index multiplied by 3) (United Kingdom)			2,715,000	2,615,360

Deutsche Bank AG/London 144A sr. unsec. notes Ser. A, 1-month LIBOR less 0.16%, 2013 (Indexed to the S&P GSCI TR Index multiplied by 3) (United Kingdom)			1,800,000	1,786,140

UBS AG/London 144A notes 1-month LIBOR less 0.10%, 2013 (Indexed to the UBS Custom Commodity Index: 75% S&P GSCI Gold Index TR and 25% S&P GSCI Light Energy Index TR multiplied by 3) (Jersey)			3,539,000	4,168,327

UBS AG/London 144A sr. notes, 1-month LIBOR less 0.10%, 2013 (Indexed to the S&P GSCI TR Index multiplied by 3) (Jersey)			1,800,000	1,788,502

UBS AG/London 144A notes 1-month LIBOR less 0.10%, 2013 (Indexed to the UBSIF3AT Index multiplied by 3) (Jersey)			13,651,000	13,907,512

Total commodity linked notes (cost $27,044,000)				$28,430,890

INVESTMENT COMPANIES (1.1%)(a)
			Shares	Value

Ares Capital Corp.			40,700	$728,937

PowerShares DB Gold Fund(NON)			148,705	8,471,724

Total investment companies (cost $8,972,829)				$9,200,661

PURCHASED EQUITY OPTIONS OUTSTANDING (0.2%)(a)
	Expiration		Contract
	date/ strike		amount	Value

SPDR S&P 500 ETF Trust (Put)	Jan-14/$125.00		$46,917	$151,411

SPDR S&P 500 ETF Trust (Put)	Dec-13/120.00		134,083	293,942

SPDR S&P 500 ETF Trust (Put)	Nov-13/115.00		126,440	172,650

SPDR S&P 500 ETF Trust (Put)	Oct-13/123.00		193,816	359,086

SPDR S&P 500 ETF Trust (Put)	Sep-13/125.00		99,304	177,762

SPDR S&P 500 ETF Trust (Put)	Aug-13/115.00		77,585	53,644

SPDR S&P 500 ETF Trust (Put)	Jul-13/115.00		97,160	53,479

SPDR S&P 500 ETF Trust (Put)	Jun-13/110.00		124,763	33,331

SPDR S&P 500 ETF Trust (Put)	May-13/108.00		124,563	17,104

SPDR S&P 500 ETF Trust (Put)	Apr-13/117.00		162,261	24,980

SPDR S&P 500 ETF Trust (Put)	Mar-13/116.00		122,681	6,862

SPDR S&P 500 ETF Trust (Put)	Feb-13/115.00		104,834	154

Total purchased equity options outstanding (cost $7,515,497)				$1,344,405

SHORT-TERM INVESTMENTS (28.3%)(a)
			Principal amount/shares	Value

U.S. Treasury Bills with effective yields ranging from 0.155% to 0.180%, August 22, 2013			$28,000,000	$27,983,508

U.S. Treasury Bills with effective yields ranging from 0.152% to 0.178%, July 25, 2013(SEG)			19,000,000	18,990,367

U.S. Treasury Bills with an effective yield of 0.175%, October 17, 2013(SEG)(SEGCCS)			10,000,000	9,992,480

U.S. Treasury Bills with an effective yield of 0.167%, May 30, 2013			10,000,000	9,997,380

U.S. Treasury Bills with effective yields ranging from 0.136% to 0.163%, April 4, 2013			35,000,000	34,996,675

U.S. Treasury Bills with an effective yield of 0.161%, June 27, 2013			20,000,000	19,993,100

U.S. Treasury Bills with effective yields ranging from 0.155% to 0.160%, May 30, 2013(SEG)			32,000,000	31,994,400

U.S. Treasury Bills with an effective yield of 0.147%, November 14, 2013(SEGSF)			16,500,000	16,484,606

U.S. Treasury Bills with an effective yield of 0.144%, February 7, 2013			8,000,000	7,999,807

U.S. Treasury Bills with an effective yield of 0.125%, December 12, 2013(SEG)(SEGSF)			15,000,000	14,983,005

Putnam Money Market Liquidity Fund 0.10%(AFF)			29,155,429	29,155,429

SSgA Prime Money Market Fund 0.06%(P)			14,990,000	14,990,000

Total short-term investments (cost $237,512,710)				$237,560,757

TOTAL INVESTMENTS

Total investments (cost $973,775,510)(b)				$1,011,379,790

FORWARD CURRENCY CONTRACTS at 1/31/13 (aggregate face value $185,206,707) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Canadian Dollar	Sell	2/20/13	$184,503	$201,766	$17,263
	Chilean Peso	Buy	2/20/13	997,586	997,745	(159)
	Euro	Sell	2/20/13	771,302	704,326	(66,976)
	Japanese Yen	Sell	2/20/13	2,607,395	2,714,592	107,197
	Peruvian New Sol	Buy	2/20/13	741,304	749,432	(8,128)
	Swiss Franc	Sell	2/20/13	1,716,450	1,669,321	(47,129)
Barclays Bank PLC
	Australian Dollar	Buy	2/20/13	1,459,704	1,469,013	(9,309)
	Brazilian Real	Buy	2/20/13	1,015,888	994,845	21,043
	British Pound	Sell	2/20/13	991,796	1,021,051	29,255
	Canadian Dollar	Sell	2/20/13	1,299,541	1,319,317	19,776
	Chilean Peso	Buy	2/20/13	1,375,222	1,367,956	7,266
	Czech Koruna	Sell	2/20/13	512,484	502,706	(9,778)
	Euro	Sell	2/20/13	3,088,060	2,919,062	(168,998)
	Indonesian Rupiah	Buy	2/20/13	247,410	243,390	4,020
	Indonesian Rupiah	Sell	2/20/13	247,410	246,275	(1,135)
	Japanese Yen	Sell	2/20/13	4,346,377	4,489,426	143,049
	Malaysian Ringgit	Buy	2/20/13	857,243	877,159	(19,916)
	Mexican Peso	Buy	2/20/13	1,245,551	1,236,162	9,389
	New Taiwan Dollar	Buy	2/20/13	245,714	251,191	(5,477)
	New Taiwan Dollar	Sell	2/20/13	245,714	251,101	5,387
	New Zealand Dollar	Buy	2/20/13	265,073	264,491	582
	New Zealand Dollar	Sell	2/20/13	265,073	262,399	(2,674)
	Norwegian Krone	Sell	2/20/13	845,362	851,601	6,239
	Polish Zloty	Buy	2/20/13	476,618	470,100	6,518
	Russian Ruble	Buy	2/20/13	1,650,096	1,632,746	17,350
	Singapore Dollar	Buy	2/20/13	55,911	56,039	(128)
	Singapore Dollar	Sell	2/20/13	55,911	56,618	707
	South Korean Won	Buy	2/20/13	731,123	753,197	(22,074)
	Swedish Krona	Buy	2/20/13	1,590,019	1,546,354	43,665
	Swiss Franc	Sell	2/20/13	2,458,178	2,442,329	(15,849)
	Thai Baht	Buy	2/20/13	321,967	316,402	5,565
	Thai Baht	Sell	2/20/13	321,967	321,719	(248)
	Turkish Lira	Buy	2/20/13	1,195,180	1,175,745	19,435
Citibank, N.A.
	Australian Dollar	Buy	2/20/13	2,505,296	2,521,761	(16,465)
	Brazilian Real	Buy	2/20/13	759,121	737,196	21,925
	British Pound	Sell	2/20/13	1,903,821	1,951,236	47,415
	Canadian Dollar	Sell	2/20/13	817,387	828,020	10,633
	Czech Koruna	Sell	2/20/13	512,474	503,169	(9,305)
	Euro	Sell	2/20/13	3,587,778	3,443,389	(144,389)
	Japanese Yen	Sell	2/20/13	2,607,395	2,714,207	106,812
	South Korean Won	Buy	2/20/13	1,120,213	1,145,929	(25,716)
	Swedish Krona	Buy	2/20/13	853,122	827,157	25,965
	Swiss Franc	Sell	2/20/13	3,425,646	3,341,908	(83,738)
	Turkish Lira	Buy	2/20/13	380,886	374,121	6,765
Credit Suisse International
	Australian Dollar	Buy	2/20/13	3,409,032	3,418,653	(9,621)
	Brazilian Real	Buy	2/20/13	1,296,316	1,256,817	39,499
	British Pound	Buy	2/20/13	57,884	41,713	16,171
	Canadian Dollar	Sell	2/20/13	720,976	722,148	1,172
	Chilean Peso	Buy	2/20/13	997,586	996,532	1,054
	Chinese Yuan	Buy	2/20/13	494,682	493,316	1,366
	Czech Koruna	Sell	2/20/13	512,474	502,704	(9,770)
	Euro	Sell	2/20/13	1,397,171	1,278,103	(119,068)
	Indonesian Rupiah	Buy	2/20/13	247,410	243,956	3,454
	Indonesian Rupiah	Sell	2/20/13	247,410	246,403	(1,007)
	Japanese Yen	Sell	2/20/13	2,892,412	2,993,391	100,979
	Mexican Peso	Buy	2/20/13	1,001,752	993,721	8,031
	New Taiwan Dollar	Buy	2/20/13	2,591	2,684	(93)
	New Zealand Dollar	Buy	2/20/13	5,784	5,785	(1)
	New Zealand Dollar	Sell	2/20/13	5,784	5,726	(58)
	Philippine Peso	Buy	2/20/13	394,220	395,181	(961)
	Polish Zloty	Buy	2/20/13	426,654	424,179	2,475
	Russian Ruble	Buy	2/20/13	1,650,092	1,633,791	16,301
	South Korean Won	Buy	2/20/13	886,057	905,896	(19,839)
	Swedish Krona	Buy	2/20/13	852,226	826,216	26,010
	Swiss Franc	Sell	2/20/13	3,333,768	3,307,790	(25,978)
	Turkish Lira	Buy	2/20/13	1,088,034	1,074,339	13,695
Deutsche Bank AG
	Australian Dollar	Buy	2/20/13	19,789	19,917	(128)
	Australian Dollar	Sell	2/20/13	19,789	19,781	(8)
	Brazilian Real	Buy	2/20/13	505,412	490,728	14,684
	British Pound	Sell	2/20/13	268,803	311,810	43,007
	Canadian Dollar	Sell	2/20/13	488,869	498,625	9,756
	Euro	Sell	2/20/13	4,955,346	4,806,572	(148,774)
	Japanese Yen	Sell	2/20/13	986,203	991,904	5,701
	Mexican Peso	Buy	2/20/13	252,633	250,346	2,287
	Norwegian Krone	Buy	2/20/13	639,688	631,480	8,208
	Norwegian Krone	Sell	2/20/13	639,688	622,528	(17,160)
	Polish Zloty	Buy	2/20/13	1,005,494	990,900	14,594
	Singapore Dollar	Buy	2/20/13	802,309	813,196	(10,887)
	South Korean Won	Buy	2/20/13	736,289	752,802	(16,513)
	Swedish Krona	Buy	2/20/13	854,616	828,543	26,073
	Swedish Krona	Sell	2/20/13	854,616	836,627	(17,989)
	Swiss Franc	Sell	2/20/13	1,715,461	1,681,117	(34,344)
	Turkish Lira	Buy	2/20/13	488,997	480,935	8,062
Goldman Sachs International
	British Pound	Sell	2/20/13	617,532	616,775	(757)
	Japanese Yen	Sell	2/20/13	979,276	982,190	2,914
HSBC Bank USA, National Association
	Australian Dollar	Buy	2/20/13	1,234,422	1,242,275	(7,853)
	British Pound	Sell	2/20/13	1,087,422	1,112,045	24,623
	Canadian Dollar	Sell	2/20/13	518,233	519,661	1,428
	Euro	Sell	2/20/13	171,913	128,488	(43,425)
	Japanese Yen	Sell	2/20/13	2,605,940	2,711,992	106,052
	Norwegian Krone	Sell	2/20/13	639,689	619,393	(20,296)
	Philippine Peso	Buy	2/20/13	254,203	254,173	30
	Russian Ruble	Buy	2/20/13	1,021,702	1,008,460	13,242
	South Korean Won	Buy	2/20/13	802,567	820,645	(18,078)
	Swiss Franc	Sell	2/20/13	1,715,570	1,679,795	(35,775)
	Turkish Lira	Buy	2/20/13	380,772	374,588	6,184
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	2/20/13	226,429	239,894	(13,465)
	Brazilian Real	Buy	2/20/13	1,015,888	994,610	21,278
	British Pound	Sell	2/20/13	1,902,711	1,938,532	35,821
	Canadian Dollar	Sell	2/20/13	1,264,264	1,263,332	(932)
	Chilean Peso	Buy	2/20/13	876,429	868,525	7,904
	Chinese Yuan	Buy	2/20/13	494,698	493,285	1,413
	Czech Koruna	Sell	2/20/13	770,811	751,695	(19,116)
	Euro	Sell	2/20/13	3,522,461	3,392,906	(129,555)
	Japanese Yen	Sell	2/20/13	2,981,161	3,085,323	104,162
	Malaysian Ringgit	Buy	2/20/13	857,210	876,175	(18,965)
	Mexican Peso	Buy	2/20/13	749,143	742,758	6,385
	New Taiwan Dollar	Buy	2/20/13	489,388	499,598	(10,210)
	New Zealand Dollar	Buy	2/20/13	250,738	250,214	524
	New Zealand Dollar	Sell	2/20/13	250,738	248,248	(2,490)
	Norwegian Krone	Buy	2/20/13	639,670	632,177	7,493
	Norwegian Krone	Sell	2/20/13	639,670	622,471	(17,199)
	Polish Zloty	Buy	2/20/13	506,784	501,103	5,681
	Russian Ruble	Buy	2/20/13	1,273,976	1,257,523	16,453
	South Korean Won	Buy	2/20/13	537,807	550,306	(12,499)
	Swedish Krona	Buy	2/20/13	849,757	831,974	17,783
	Swiss Franc	Sell	2/20/13	2,458,288	2,432,029	(26,259)
	Turkish Lira	Buy	2/20/13	1,235,396	1,215,266	20,130
State Street Bank and Trust Co.
	Australian Dollar	Buy	2/20/13	1,076,212	1,091,167	(14,955)
	Brazilian Real	Buy	2/20/13	1,020,099	989,834	30,265
	British Pound	Sell	2/20/13	2,422,079	2,504,564	82,485
	Canadian Dollar	Sell	2/20/13	843,745	824,171	(19,574)
	Chilean Peso	Buy	2/20/13	997,586	997,216	370
	Colombian Peso	Buy	2/20/13	755,101	758,813	(3,712)
	Czech Koruna	Sell	2/20/13	770,811	752,033	(18,778)
	Euro	Sell	2/20/13	1,862,939	1,778,818	(84,121)
	Indonesian Rupiah	Buy	2/20/13	247,410	243,882	3,528
	Indonesian Rupiah	Sell	2/20/13	247,410	246,437	(973)
	Japanese Yen	Sell	2/20/13	3,059,027	3,151,817	92,790
	Mexican Peso	Buy	2/20/13	1,054,704	1,045,827	8,877
	New Zealand Dollar	Buy	2/20/13	253,337	252,475	862
	New Zealand Dollar	Sell	2/20/13	253,337	250,826	(2,511)
	Norwegian Krone	Sell	2/20/13	5,178	9,105	3,927
	Polish Zloty	Buy	2/20/13	617,404	611,707	5,697
	South Korean Won	Buy	2/20/13	1,496,583	1,537,231	(40,648)
	Swedish Krona	Buy	2/20/13	868,421	850,041	18,380
	Swiss Franc	Sell	2/20/13	3,333,988	3,310,890	(23,098)
	Thai Baht	Buy	2/20/13	451,397	443,376	8,021
	Thai Baht	Sell	2/20/13	451,397	447,134	(4,263)
	Turkish Lira	Buy	2/20/13	1,108,680	1,094,943	13,737
UBS AG
	Australian Dollar	Buy	2/20/13	1,250,877	1,256,278	(5,401)
	Australian Dollar	Sell	2/20/13	1,250,877	1,251,356	479
	British Pound	Sell	2/20/13	245,173	275,677	30,504
	Canadian Dollar	Buy	2/20/13	1,132,776	1,144,067	(11,291)
	Canadian Dollar	Sell	2/20/13	1,132,776	1,139,418	6,642
	Chilean Peso	Buy	2/20/13	997,586	997,164	422
	Czech Koruna	Sell	2/20/13	770,811	751,631	(19,180)
	Euro	Sell	2/20/13	4,147,922	4,011,246	(136,676)
	Japanese Yen	Sell	2/20/13	3,646,201	3,783,109	136,908
	Mexican Peso	Buy	2/20/13	1,248,126	1,238,171	9,955
	New Taiwan Dollar	Buy	2/20/13	490,910	501,745	(10,835)
	New Zealand Dollar	Buy	2/20/13	249,816	249,509	307
	New Zealand Dollar	Sell	2/20/13	249,816	247,373	(2,443)
	Norwegian Krone	Buy	2/20/13	639,688	632,154	7,534
	Norwegian Krone	Sell	2/20/13	639,688	622,500	(17,188)
	Philippine Peso	Buy	2/20/13	250,399	251,164	(765)
	Philippine Peso	Sell	2/20/13	250,399	251,507	1,108
	Russian Ruble	Buy	2/20/13	1,021,702	1,006,747	14,955
	Singapore Dollar	Buy	2/20/13	858,139	869,214	(11,075)
	Swedish Krona	Buy	2/20/13	853,122	827,094	26,028
	Swiss Franc	Sell	2/20/13	1,709,526	1,673,394	(36,132)
	Thai Baht	Buy	2/20/13	509,012	508,603	409
	Thai Baht	Sell	2/20/13	509,012	500,874	(8,138)
	Turkish Lira	Buy	2/20/13	208,452	204,211	4,241
WestPac Banking Corp.
	Australian Dollar	Buy	2/20/13	2,441,242	2,457,696	(16,454)
	British Pound	Sell	2/20/13	1,122,152	1,147,519	25,367
	Canadian Dollar	Sell	2/20/13	497,488	507,806	10,318
	Euro	Sell	2/20/13	5,469,864	5,289,103	(180,761)
	Japanese Yen	Sell	2/20/13	2,552,953	2,656,099	103,146
	Mexican Peso	Buy	2/20/13	446,707	443,023	3,684

Total						$(39,390)

FUTURES CONTRACTS OUTSTANDING at 1/31/13 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	246	$31,206,315	Mar-13	$(389,953)
Canadian Government Bond 10 yr (Long)	11	1,474,644	Mar-13	(21,550)
Euro-Bund 10 yr (Long)	185	35,644,310	Mar-13	(573,348)
Euro-OAT 10 yr (Short)	408	74,039,797	Mar-13	851,749
FTSE 100 Index (Short)	129	12,807,585	Mar-13	(354,138)
Japanese Government Bond 10 yr (Long)	1	1,577,998	Mar-13	(1,755)
Japanese Government Bond 10 yr Mini (Short)	10	1,578,544	Mar-13	1,378
NASDAQ 100 Index E-Mini (Short)	441	24,034,500	Mar-13	(526,595)
S&P 500 Index E-Mini (Long)	380	28,372,700	Mar-13	546,451
S&P Mid Cap 400 Index E-Mini (Long)	316	34,481,920	Mar-13	2,595,308
U.K. Gilt 10 yr (Long)	170	31,375,681	Mar-13	(85,156)
U.S. Treasury Bond 30 yr (Long)	264	37,875,750	Mar-13	(1,609,251)
U.S. Treasury Note 10 yr (Short)	482	63,277,563	Mar-13	318,615

Total				$751,755

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/13 (Unaudited)

Counterparty		Contract	Unrealized
Fixed Right or Obligation % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/ strike	amount	appreciation/(depreciation)

Barclays Bank PLC
2.25/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/2.25	$13,382,000	$5,487
(2)/3 month USD-LIBOR-BBA/Mar-23 (Purchased)	Mar-13/2.0	12,190,000	109,344
1.5/3 month USD-LIBOR-BBA/Mar-23 (Purchased)	Mar-13/1.5	12,190,000	(30,231)
Citibank, N.A.
2.25/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/2.25	21,159,000	11,214
2.25/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/2.25	13,382,000	6,691
Credit Suisse International
2.25/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/2.25	26,701,000	13,083
2.25/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/2.25	26,703,000	12,550
(2.25)/3 month USD-LIBOR-BBA/Mar-23 (Purchased)	Mar-13/2.25	42,697,000	(229,710)
Deutsche Bank AG
(2.25)/3 month USD-LIBOR-BBA/Mar-23 (Purchased)	Mar-13/2.25	42,697,000	(224,159)
Goldman Sachs International
2.25/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/2.25	13,382,000	4,818
(2)/3 month USD-LIBOR-BBA/Mar-23 (Purchased)	Mar-13/2.0	8,372,000	60,111
1.5/3 month USD-LIBOR-BBA/Mar-23 (Purchased)	Mar-13/1.5	8,372,000	(55,004)
(2.25)/3 month USD-LIBOR-BBA/Mar-23 (Purchased)	Mar-13/2.25	42,697,000	(225,867)
JPMorgan Chase Bank N.A.
2.25/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/2.25	13,382,000	5,487
(2)/3 month USD-LIBOR-BBA/Mar-23 (Purchased)	Mar-13/2.0	3,492,000	23,431
1.5/3 month USD-LIBOR-BBA/Mar-23 (Purchased)	Mar-13/1.5	3,492,000	(22,593)

Total			$(535,348)

WRITTEN EQUITY OPTIONS OUTSTANDING at 1/31/13 (premiums $1,724,521) (Unaudited)

	Expiration	Contract
	Date/strike	amount	Value

SPDR S&P 500 ETF Trust (Call)	Feb-13/$153.00	$1,411,446	$366,903
SPDR S&P 500 ETF Trust (Put)	May-13/90.00	124,563	10,881
SPDR S&P 500 ETF Trust (Put)	Apr-13/100.00	162,261	5,485
SPDR S&P 500 ETF Trust (Put)	Mar-13/100.00	122,681	1,242
SPDR S&P 500 ETF Trust (Put)	Feb-13/100.00	104,834	21

Total			$384,532

TBA SALE COMMITMENTS OUTSTANDING at 1/31/13 (proceeds receivable $62,393,945) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3s, March 1, 2043	$3,000,000	3/12/13	$3,089,531
Federal National Mortgage Association, 3s, February 1, 2043	57,000,000	2/12/13	58,870,313

Total			$61,959,844

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/13 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty /			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
		$4,811,000	(E)	$162,371	3/20/23	3 month USD-LIBOR-BBA	1.75%	$5,003
	Barclays Bank PLC
		213,819,000	(E)	242,630	3/20/15	0.45%	3 month USD-LIBOR-BBA	255,459
		17,352,000	(E)	371,399	3/20/23	3 month USD-LIBOR-BBA	1.75%	(196,186)
		9,774,000	(E)	37,337	3/20/18	3 month USD-LIBOR-BBA	0.90%	(45,547)
		1,008,000	(E)	(50,702)	3/20/43	2.60%	3 month USD-LIBOR-BBA	37,699
		2,864,000	(E)	(370)	3/20/15	3 month USD-LIBOR-BBA	0.45%	(541)
		17,307,000	(E)	(436,101)	3/20/23	1.75%	3 month USD-LIBOR-BBA	130,013
	GBP	1,086,000		—	8/15/31	3.6%	6 month GBP-LIBOR-BBA	(211,103)
	Citibank, N.A.
		$1,121,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0625%	16,916
		3,102,000	(E)	2,513	3/20/15	0.45%	3 month USD-LIBOR-BBA	2,699
		11,643,000	(E)	(392,509)	3/20/23	1.75%	3 month USD-LIBOR-BBA	(11,666)
		16,290,000	(E)	523,634	3/20/23	3 month USD-LIBOR-BBA	1.75%	(9,213)
	Credit Suisse International
		4,381,000	(E)	1,796	3/20/15	0.45%	3 month USD-LIBOR-BBA	2,059
		29,152,000	(E)	(824,871)	3/20/23	1.75%	3 month USD-LIBOR-BBA	128,692
		23,213,000	(E)	349,262	3/20/23	3 month USD-LIBOR-BBA	1.75%	(410,036)
		23,781,000	(E)	(23,802)	3/20/15	3 month USD-LIBOR-BBA	0.45%	(25,229)
		3,467,000	(E)	94,257	3/20/43	3 month USD-LIBOR-BBA	2.60%	(209,800)
		47,500,000	(E)	(29,485)	3/20/18	0.90%	3 month USD-LIBOR-BBA	373,315
		1,414,000	(E)	(83,398)	3/20/43	2.60%	3 month USD-LIBOR-BBA	40,610
	Deutsche Bank AG
		1,505,000	(E)	(6,797)	3/20/18	0.90%	3 month USD-LIBOR-BBA	5,965
		613,000	(E)	141	3/20/15	3 month USD-LIBOR-BBA	0.45%	104
		864,000	(E)	(69,984)	3/20/43	2.60%	3 month USD-LIBOR-BBA	5,789
		14,734,000	(E)	444,360	3/20/23	3 month USD-LIBOR-BBA	1.75%	(37,589)
		6,800,000	(E)	(178,159)	3/20/23	1.75%	3 month USD-LIBOR-BBA	44,268
	Goldman Sachs International
		15,457,000	(E)	288,399	3/20/23	3 month USD-LIBOR-BBA	1.75%	(217,199)
		9,185,000	(E)	(233,423)	3/20/23	1.75%	3 month USD-LIBOR-BBA	67,019
		20,241,000	(E)	(7,754)	3/20/15	3 month USD-LIBOR-BBA	0.45%	(8,968)
		8,746,000	(E)	433,923	3/20/43	3 month USD-LIBOR-BBA	2.60%	(333,101)
	GBP	1,086,000		—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	74,103
	JPMorgan Chase Bank N.A.
		$4,550,000	(E)	(147,375)	3/20/23	1.75%	3 month USD-LIBOR-BBA	1,456
		4,959,000	(E)	3,570	3/20/15	0.45%	3 month USD-LIBOR-BBA	3,868
		6,760,000	(E)	211,621	3/20/23	3 month USD-LIBOR-BBA	1.75%	(9,499)
	CAD	1,460,000		—	9/21/21	2.3911%	3 month CAD-BA-CDOR	(19,404)
	Royal Bank of Scotland PLC (The)
		$3,000	(E)	(21)	3/20/23	1.75%	3 month USD-LIBOR-BBA	77

	Total							$(549,967)
(E)	Extended effective date.

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/13 (Unaudited)

			Upfront		Payments	Payments
			premium	Termination	made by	received by	Unrealized
	Notional amount		received (paid)	date	fund per annum	fund per annum	appreciation

	$2,026,800	(E)	$(18,357)	3/20/23	1.75%	3 month USD-LIBOR-BBA	$47,940

	Total						$47,940
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/13 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$1,331,091	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$17,785
	777,147	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	10,371
baskets	930,132	—	3/14/13	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (MLTRFCF2) of common stocks	6,520,781
units	9,940	—	3/14/13	3 month USD-LIBOR-BBA minus 0.09%	Russell 1000 Total Return Index	(2,557,084)
units	8,656	—	3/14/13	3 month USD-LIBOR-BBA minus 0.09%	Russell 1000 Total Return Index	(2,226,773)
units	5,440	—	3/14/13	3 month USD-LIBOR-BBA minus 0.09%	Russell 1000 Total Return Index	(1,399,451)
Barclays Bank PLC
	$497,432	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(71)
	8,128	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	108
	1,480,489	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,656)
	511,575	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	6,845
	3,350,456	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(10,537)
	2,299,107	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(329)
	1,934,593	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	324
	24,047,791	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	320,920
	1,517,406	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	20,250
	8,592,898	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(27,023)
	634,917	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	106
	838,384	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(2,524)
	634,917	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	106
	774,021	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	10,329
	800,001	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,271
	7,495,932	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(23,573)
	6,368,856	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,068
	2,067,753	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(6,224)
	241,851	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,472
	90,782	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(102)
	497,768	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,565)
	2,180,000	—	4/7/16	(2.63%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(31,675)
	391,109	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	66
	1,572,819	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	14,030
	5,117,571	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	(47,937)
	833,913	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	(7,811)
	3,174,587	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	532
	8,482,623	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(26,676)
	4,905,700	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(14,767)
	3,163,838	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(9,950)
	6,261,322	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(1,554)
	5,946,456	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	79,356
	5,469,159	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(1,357)
	511,431	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(73)
	1,168,170	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(290)
	15,300,873	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,566
	3,736,488	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	627
	435,836	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(62)
	1,413,902	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(203)
	1,025,196	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(147)
Citibank, N.A.
	1,545,389	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	259
	755,552	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	127
baskets	333,701	—	1/17/14	3 month USD-LIBOR-BBA minus 4.40%	A basket (CGPUTS14) of common stocks	(261,694)
baskets	399	—	2/13/13	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (CGPUTQL2) of common stocks	1,785,315
shares	397,719	—	9/10/13	(3 month USD-LIBOR-BBA)	Vanguard Index Funds - MSCI Emerging Markets ETF	664,269
units	6,442	—	2/13/13	3 month USD-LIBOR-BBA minus 0.15%	Russell 1000 Total Return Index	(2,451,728)
units	2,755	—	2/13/13	3 month USD-LIBOR-BBA minus 0.15%	Russell 1000 Total Return Index	(1,048,511)
Credit Suisse International
	$1,269,835	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	213
	113,790	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,519
	289,356	—	2/11/13	(3 month USD-LIBOR-BBA minus 0.35%)	iShares MSCI Emerging Markets Index	972,260
	777,147	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	10,371
Deutsche Bank AG
	1,754,799	—	1/12/34	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(4,878)
Goldman Sachs International
	657,855	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(737)
	2,305,830	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,582)
	1,779,005	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,992)
	652,622	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,037
	6,421,784	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	10,201
	1,240,000	—	3/1/16	2.47%	USA Non Revised Consumer Price Index- Urban (CPI-U)	5,876
	930,000	—	3/3/16	2.45%	USA Non Revised Consumer Price Index- Urban (CPI-U)	3,437
	3,132,254	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(3,508)
	114,415	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,527
	1,677,452	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	281
	633,972	594	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	8,285
	635,494	1,291	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	6,092
	1,268,856	(595)	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	16,384
	1,268,856	1,784	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	18,763
	470,790	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	6,283
	1,038,488	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	13,859
	1,632,360	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	14,561
	3,510,604	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	46,849
	1,586,378	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	14,151
	2,609,399	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(8,206)
	980,194	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,083)
	1,754,799	—	1/12/34	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	4,878
	5,615,090	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	74,934
	4,078,247	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	36,378
	1,513,868	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	13,504
	507,052	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	6,775
	604,840	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	961
	1,189,115	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,889
	136,263	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(153)
	741,017	1,216	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	6,722
	5,730,839	6,268	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	52,831
	1,250,002	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,986
	746,775	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,186
	2,500,004	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	3,971
	1,336,425	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	11,921
	504,987	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(566)
	4,459,686	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	59,515
	240,084	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,204
	3,574,433	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(11,241)
	329,559	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(369)
	505,348	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(566)
	167,667	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(549)
	447,052	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,406)
	1,077,877	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	14,384
	490,368	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(549)
	980,736	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,098)
	664,352	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(744)
	1,526,784	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	20,375
	935,327	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	12,482
	1,793,128	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	23,929
	1,332,341	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	17,780
	379,191	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(425)
	2,527,100	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,830)
	3,044,807	(34,730)	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,999
	3,043,565	30,436	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,473)
	1,967,138	(24,281)	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	222
JPMorgan Chase Bank N.A.
	1,604,311	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	21,410
	2,350,386	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	20,965
UBS AG
	86,306	—	5/22/13	3 month USD-LIBOR-BBA plus 0.25%	MSCI Emerging Markets TR Net USD	(2,898,174)
	2,573	—	5/22/13	3 month USD-LIBOR-BBA plus 0.25%	MSCI Emerging Markets TR Net USD	(20,831)
baskets	390,904	—	5/22/13	(3 month USD-LIBOR-BBA plus 0.75%)	A basket (UBSEMBSK) of common stocks	(260,208)
shares	135,484	—	2/22/13	(3 month USD-LIBOR-BBA minus 0.20%)	iShares MSCI Emerging Markets Index	387,238

Total						$(1,978,244)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/13 (Unaudited)

			Upfront			Fixed payments
			premium		Termi-	received	Unrealized
	Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Credit Suisse International
	DJ CDX NA IG Series 19 Index	BBB+/P	$(312,821)	$62,200,000	12/20/17	100 bp	$84,913
	JPMorgan Chase Bank N.A.
	Belgium Government International Bond, 4 1/4s, 9/28/14	—	(226,510)	3,042,000	3/20/17	(100 bp)	(276,351)
	Belgium Government International Bond, 4 1/4s, 9/28/14	—	(309,385)	3,044,000	12/20/16	(100 bp)	(362,699)
	Republic of Austria, 4.65%, 1/5/18	—	(367,544)	7,611,000	12/20/16	(100 bp)	(564,094)

	Total						$(1,118,231)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at Jan 31, 2013. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
bp	Basis Points
EMTN	Euro Medium Term Notes
ETF	Exchange Traded Fund
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2012 through January 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures , references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $838,374,864.
(CLN)	The value of the commodity linked notes, which are marked-to-market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(b)	The aggregate identified cost on a tax basis is $974,332,977, resulting in gross unrealized appreciation and depreciation of $50,516,390 and $13,469,577, respectively, or net unrealized appreciation of $37,046,813.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $368,805, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$92,324,710	$61,281,880	$124,451,161	$27,598	$29,155,429
* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $667,939,952 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned and to enhance the return on securities owned.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap option contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Upfront premiums are recorded as realizes gains and losses at the closing of the contract. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments received or made are recorded as realized gains or losses. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In an OTC credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The OTC credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant OTC credit default contract.
For the fund's average notional amount on OTC credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $895,900 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $5,183,858 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $5,550,075.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$4,595,280	$—	$—
Capital goods	6,493,913	—	—
Communication services	6,789,971	—	—
Conglomerates	17,344,878	—	—
Consumer cyclicals	34,689,679	—	—
Consumer staples	29,478,678	—	—
Energy	19,922,600	368,805	—
Financials	36,549,162	—	—
Health care	29,007,083	—	—
Technology	50,339,407	—	—
Transportation	4,722,252	—	—
Utilities and power	8,187,436	—	—
Total common stocks	248,120,339	368,805	—
Commodity linked notes	—	28,430,890	—
Corporate bonds and notes	—	107,767,139	—
Foreign government and agency bonds and notes	—	43,823,916	—
Investment companies	9,200,661	—	—
Mortgage-backed securities	—	108,330,579	—
Purchased equity options outstanding	—	1,344,405	—
Senior loans	—	72,348,827
U.S. Government and Agency Mortgage Obligations	—	153,766,030	—
U.S. Treasury Obligations	—	317,442	—
Short-term investments	44,145,429	193,415,328	—

Totals by level	$301,466,429	$709,913,361	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(39,390)	$—
Futures contracts	751,755	—	—
Written equity options outstanding	—	(384,532)	—
Forward premium swap option contracts	—	(535,348)	—
TBA sale commitments	—	(61,959,844)	—
Interest rate swap contracts	—	(1,166,132)	—
Total return swap contracts	—	(1,960,227)	—
Credit default contracts	—	98,029	—

Totals by level	$751,755	$(65,947,444)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$397,734	$299,705
Foreign exchange contracts	2,096,246	2,135,636
Equity contracts	14,816,027	14,389,719
Interest rate contracts	6,004,773	8,381,160

Total	$23,314,780	$25,206,220

The average volume of activity for the reporting period for any derivative type that was held during the period is listed below and was as follows:
Purchased equity option contracts (number of contracts)	1,400,000
Purchased swap option contracts (contract amount)	$172,700,000
Written equity option contracts (number of contracts)	2,000,000
Written swap option contracts (contract amount)	$100,000,000
Futures contracts (number of contracts)	3,000
Forward currency contracts (contract amount)	$282,600,000
OTC interest rate swap contracts (notional)	$709,100,000
Centrally cleared interest rate swap contracts (notional)	$1,500,000
OTC total return swap contracts (notional)	$601,000,000
OTC credit default swap contracts (notional)	$75,900,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 28, 2013